UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203


            Maureen Milet          Boston, MA            February 25, 2013
            -------------          -------------         -----------------
            [Signature]            [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       65

Form 13F Information Table Value Total:                  US $209,919 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                                  Shares
                                               CUSIP    Value     or Prn    SH/  Put/  Investment  Other        VOTING AUTHORITY
Name of Issuer               Title of Class    Number   (x$1000)  Amount    PRN  Call  Discretion  Manager  SOLE     SHARED    NONE
ABER DIAMOND CORP            COM              002893105    357      17,700   SH        DEFINED     1              0    17,700    0
AGNICO EAGLE MINES, LTD.     COM              008474108    345      17,600   SH        DEFINED     1              0    17,600    0
ALLIANCE ATLANTIS            COM              01853E207    189      12,200   SH        DEFINED     1              0    12,200    0
AMPEX CORP.                  COM              032092108     63     186,411   SH        SOLE                 186,411         0    0
BALLARD POWER SYSTEMS        COM              05858H104    873      29,000   SH        DEFINED     1              0    29,000    0
BELL CANADA INTL.            COM              077914109     32       6,700   SH        DEFINED     1              0     6,700    0
BIOMIRA, INC.                COM              09161R106    114      16,700   SH        DEFINED     1              0    16,700    0
BROOKFIELD PPTYS             COM              112900105    791      27,209   SH        DEFINED     1              0    27,209    0
BUDGET GROUP, INC.           COM              119003101  1,324   1,310,679   SH        SOLE               1,310,679         0    0
CAMECO                       COM              13321L108    641      17,800   SH        DEFINED     1              0    17,800    0
CANADIAN 88 ENERGY           COM              13566G509     89      42,800   SH        DEFINED     1              0    42,800    0
COGNICASE INC.               COM              192423101     43       8,800   SH        DEFINED     1              0     8,800    0
COINSTAR INC.                COM              19259P300    690      35,000   SH        SOLE                  35,000         0    0
CONCORD COMM.                COM              206186108    494      55,477   SH        SOLE                  55,477         0    0
COREL CORP.                  COM              21868Q109     76      22,900   SH        DEFINED     1              0    22,900    0
COTT                         COM              22163N106    454      19,200   SH        DEFINED     1              0    19,200    0
DESCARTES SYSTEMS            COM              249906108    111      16,700   SH        DEFINED     1              0    16,700    0
DEVON ENERGY CORP            COM              25179M103  5,323     154,747   SH        SOLE                 154,747         0    0
DIA MET MINERALS             CL B ML VTG      25243K307     17         800   SH        DEFINED     1              0       800    0
DOREL INDUSTRIES             COM              25822C205    248       7,800   SH        DEFINED     1              0     7,800    0
ECHO BAY MINES               COM              278751102     25      23,200   SH        DEFINED     1              0    23,200    0
ELI LILLY & CO.              COM              532457108    103       1,404   SH        SOLE                   1,404         0    0
EVERGREEN RESOURCES          COM              299900308 68,116   2,006,375   SH        SOLE               2,006,375         0    0
EXTENDICARE INC.             COM              30224T871    142      20,200   SH        DEFINED     1              0    20,200    0
FAHNESTOCK VINER HLD         COM              302921101    123       3,100   SH        DEFINED     1              0     3,100    0
FEDERATED DEPT STORES        COM              31410H101  1,511      35,547   SH        SOLE                  35,547         0    0
FEDERATED DEPT STORES        WARRANTS CL D    31410H127    130       8,620   SH        SOLE                   8,620         0    0
FOUR SEASONS HOTELS          SUB VTG SHS      35100E104    432       7,306   SH        DEFINED     1              0     7,306    0
GLAMIS GOLD, LTD.            COM              376775102     94      22,000   SH        DEFINED     1              0    22,000    0
GOLDEN STATE VINTNERS        COM              38121K208  1,795     658,695   SH        SOLE                 658,695         0    0
GUIDANT CORP.                COM              401698105     95       2,468   SH        SOLE                   2,468         0    0
HOLLINGER                    COM              43556c606     33       3,000   SH        DEFINED     1              0     3,000    0
HUMMINGBIRD COMMUN           COM              44544R101    151       5,800   SH        DEFINED     1              0     5,800    0
IMAX CORP.                   COM              45245E109     10       6,500   SH        DEFINED     1              0     6,500    0
INTERTAPE PLYMR GRP          COM              460919103    106       8,800   SH        DEFINED     1              0     8,800    0
INTRAWEST CORP.              COM              460915200    292      13,600   SH        DEFINED     1              0    13,600    0
IPSCO INC.                   COM              462622101    248      12,700   SH        SOLE                  12,700         0    0
K-SWISS, INC                 COM              482686102  4,910     200,000   SH        DEFINED     1              0   200,000    0
LODGENET ENTERTAINMENT       COM              540211109    373     160,000   SH        SOLE                 160,000         0    0
LTV CORP                     COM              501921100      8      62,413   SH        SOLE                  62,413         0    0
MDC CORPORATION              COM              55267W309     16       5,100   SH        DEFINED     1              0     5,100    0
MERIDIAN GOLD INC.           COM              589975101    397      23,200   SH        DEFINED     1              0    23,200    0
METHANEX                     COM              59151K108    275      35,900   SH        DEFINED     1              0    35,900    0
MOORE CORP, LTD              COM              615785102    336      27,600   SH        DEFINED     1                   27,600    0
NABORS INDUSTRIES, INC.      COM              629568106 14,679     699,999   SH        SOLE                 699,999         0    0
OPEN TEXT CORP.              COM              683715106    213       6,200   SH        DEFINED     1              0     6,200    0
PAN AMERICAN SILVER          COM              697900108     76      11,600   SH        DEFINED     1              0    11,600    0
PENNY J. C.                  COM              708160106    207       9,453   SH        SOLE                   9,453         0    0
PREMDOR INC.                 COM              74046P105    155      13,700   SH        DEFINED     1              0    13,700    0
PRIMIX  SOLUTIONS            COM              68272R108    361     481,347   SH        SOLE                       0         0    0
QLT PHOTOTHERAPEUT           COM              746927102    515      21,100   SH        DEFINED     1              0    21,100    0
QUEBECOR PRINTING            COM              748203106    283      14,700   SH        DEFINED     1              0    14,700    0
RESEARCH IN MOTION           COM              760975102    460      18,100   SH        DEFINED     1              0    18,100    0
ROYAL GROUP TECH             COM              779915107    558      23,300   SH        DEFINED     1              0    23,300    0
SIERRA WIRELESS              COM              826516106     83       5,000   SH        DEFINED     1          4,600     4,600    0
STEINWAY MUSICAL INST.       COM              858495104 23,832   1,543,553   SH        SOLE               1,543,553         0    0
SUIZA FOODS CORP.            COM              865077101 76,051   1,204,480   SH        SOLE               1,204,480         0    0
TANGRAM ENTERPRISE           COM              875924102      1         770   SH        SOLE                     770         0    0
TELESYSTEM                   SUB. VTG         879946101     21      24,100   SH        DEFINED     1              0    24,100    0
TESCO CORP.                  COM              88157K101      9      10,600   SH        DEFINED     1              0    10,600    0
TLC LASER EYE                COM              872934104     47      11,600   SH        DEFINED     1              0    11,600    0
VASOGEN                      COM              92232F103    130      14,000   SH        DEFINED     1              0    12,600    0
WALKER INTERACTIVE SYSTEMS   COM              931664106     24      43,669   SH        SOLE                  43,669         0    0
WESTAIM CORP                 COM              956909105    130      24,300   SH        DEFINED     1              0    22,300    0
ZI CORPORATION               COM              988918108     92      11,600   SH        DEFINED     1              0    10,800    0